CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net income	$ 437,904	$ 924,440	$ 874,806
Adjusted to reconcile net income to cash provided by (used in) operating activities
Depreciation and amortization	40,038	45,347	46,649
Amortization of right-of-use lease assets	2,533	0	0
Loss from disposal of fixed assets	0	0	22,223
Changes in operating assets and liabilities:
Accounts receivable, net	306,781	(243,769)	(552,457)
Contract receivable, net	(176,968)	(1,848,073)	(813,737)
Advance to suppliers	(824,141)	1,484,014	(1,471,166)
Deferred initial public offering costs	(650,092)	0	0
Due from a related party	72,371	(75,571)	0
Prepaid expenses and other current assets	(57,406)	(130,282)	(20,178)
Right-of-use lease asset	(21,062)
Accounts payable	(69,500)	(42,786)	121,143
Deferred revenue	417,987	53,000	(1,847,265)
Taxes payable	164,879	78,988	(48,262)
Operating lease liabilities	15,810	0	0
Accrued expenses and other current liabilities	2,434	16,507	(26,949)
Net cash provided by (used in) operating activities	(338,432)	261,816	(3,715,193)
Cash flows from investing activities
Purchase of property and equipment	(17,738)	(83,515)	(9,353)
Acquisition of 8.8228% non-controlling interest in China Liberal Beijing	(453,669)	0	0
Repayment of loan receivable	0	1,964,844	443,931
Loan to a third party	0	0	(1,923,703)
Collection of an investment deposit	0	0	1,659,491
Collection of a short-term investment	0	0	2,663,589
Net cash (used in) provided by investing activities	(471,407)	1,881,329	2,833,955
Cash flows from financing activities
Capital contribution from non-controlling interest	0	0	453,669
Proceeds from related party borrowings	439,193	8,094	1,580
Net cash provided by financing activities	439,193	8,094	455,249
Effect of changes of foreign exchange rates on cash	(4,241)	(82,043)	(4,738)
Net (decrease) increase in cash	(374,887)	2,069,196	(430,727)
Cash, beginning of year	2,077,166	7,970	438,697
Cash, end of year	1,702,279	2,077,166	7,970
Supplemental disclosure of cash flow information
Cash paid for interest expense	0	0	0
Cash paid for income tax	18,657	79,830	208,936
Supplemental disclosure of non-cash investing and financing activities
Transfer of non-controlling interest	87,238	0	0
Right-of-use assets obtained in exchange for operating lease obligations	21,062
Capital restructuring	$ 0	$ 2,935,589	$ 0